General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expense [Abstract]
Summary of general and administrative expense	General and administrative expenses for the years ended December 31, 2020, December 31, 2021 and December 31, 2022 were as follows:

	December 31,
	2020	2021	2022
Management fees – related parties	$18,884	$19,221	$17,723
Professional fees (legal and accounting)	832	854	1,023
Directors fees and expenses	644	759	802
Listing fees and expenses	93	101	181
Miscellaneous	1,049	1,563	2,073
Total	$21,502	$22,498	$21,802